Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 11,941	$ 14,850	$ 6,955
Weighted average number of shares outstanding used in the basic earnings per share | shares	2,018	2,077	2,181
Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options | shares	17	15	16
Weighted average number of shares in diluted earnings per share | shares	2,035	2,092	2,197
Basic earnings per share, Continuing operations	$ 5.92	$ 4.13	$ 2.77
Basic earnings per share, Discontinued operations		3.02	0.42
Total basic earnings per share	5.92	7.15	3.19
Diluted earnings per share, Continuing operations	5.87	4.10	2.76
Diluted earnings per share, Discontinued operations		3.00	0.41
Total diluted earnings per share	$ 5.87	$ 7.10	$ 3.17
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [text block]
For diluted EPS, the weighted average number of shares outstanding is adjusted to assume the vesting of dilutive restricted shares (RSs), restricted share units (RSUs) and performance share units (PSUs), and in 2022 also the conversion of potentially dilutive shares arising from options on Novartis shares under employee compensation plans that have been issued. In January 2023, all outstanding options under these plans expired. As a result, there were no options on Novartis shares issued or outstanding at December 31, 2024 and 2023.
No RSs, RSUs or PSUs in 2024, 2023 and 2022, and no options in 2022 were excluded from the calculation of diluted EPS, as all were dilutive.

Options excluded from the calculation			0
Continuing operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 11,941	$ 8,568	$ 6,049
Discontinued operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $		$ 6,282	$ 906